Trade payables and accrued liabilities (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade payables and accrued liabilities [Abstract]
Trade payables and other payables	SFr 1,092	SFr 4,035
Accrued research and development costs	5,430	3,265
Accrued payroll expenses	2,420	1,419
Other accrued expenses	457	682
Deferred income	355	521
Total current liabilities	9,754	9,922
Accrual of performance-related remuneration	SFr 1,100	SFr 1,000